LONG-TERM LOAN (Details)	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
September 12, 2019	$ 12,000,000
September 12, 2020	19,250,000
September 12, 2021	24,750,000
September 12, 2022	44,000,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 100,000,000